FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Liabilities	$ 84,477	$ 1,154,131
Trade receivables [member] | Credit risk [member] | One customer [member]
IfrsStatementLineItems [Line Items]
Credit risk percentage	76.00%	45.00%